3. COMMITMENTS (Details - Operating Lease) - USD ($)	Sep. 30, 2019	Jun. 30, 2019
Operating leases
2020		$ 40,784
2021	$ 61,779	41,803
2022	62,822	39,196
Total minimum payments	$ 170,172	$ 121,783